Long-term Debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The Company’s total indebtedness as of March 31, 2015 and December 31, 2014 consisted of the following:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
2013 Term Loan Facility due September 2020	$1,172.6	$1,175.1
7.375% Senior Notes due November 2016	83.1	650.0
6.00% Senior Notes due November 2018	1,518.8	1,518.8
6.50% Senior Notes due September 2020	650.0	650.0
6.25% Senior Notes due November 2021	1,339.6	1,339.6
10.00% Senior Secured Second Lien Notes due March 2022	975.8	—
7.875% Senior Notes due November 2026	247.7	247.6
Convertible Junior Subordinated Debentures due December 2066	383.0	382.3
Capital lease obligations	20.0	22.2
Other	1.0	1.2
Total	$6,391.6	$5,986.8